Changes in organization and acquisitions and disposals of subsidiaries and businesses	12 Months Ended
Dec. 31, 2023
Changes In Organisation And Disposals [Line Items]
Disclosure of changes in organisation and disposals [text block]

Note 29

Changes in organization and acquisitions and disposals

of subsidiaries and businesses

Disposals of subsidiaries and businesses
Sale of UBS Hana Asset Management Co., Ltd.
In the fourth quarter of 2023, UBS AG completed the sale of its 51 % stake in UBS Hana Asset Management Co., Ltd. to
Hana Securities.

Upon completion

of the

sale, UBS

AG recorded

a pre-tax

gain of

USD
23
m (net

of a

foreign currency
translation loss) in Asset Management which was recognized

in
Other income .
Changes in organization
Legal structure integration
In December 2023, the Board of Directors of UBS Group AG approved the merger of UBS AG and Credit Suisse AG, and both entities entered into a

definitive merger agreement. The completion of

the merger is subject

to regulatory approvals
and is expected to occur by the end of the second quarter

of 2024.

UBS also expects

to complete the transition to a single US

intermediate holding company in the second quarter

of 2024
and the planned merger of UBS Switzerland AG and Credit

Suisse (Schweiz) AG in the third quarter of 2024.